Commitments and Contingencies - Schedule of Commitments Outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Commitments outstanding	$ 208,984	$ 183,201
Residential Construction
Loss Contingencies [Line Items]
Commitments outstanding	22,924	14,368
Commercial Construction
Loss Contingencies [Line Items]
Commitments outstanding	16,651	9,972
Revolving Lines of Credit and Other
Loss Contingencies [Line Items]
Commitments outstanding	$ 169,409	$ 158,861